Prospectus Supplement	December 31, 2016

Putnam AMT-Free	Putnam New Jersey
Municipal Fund	Tax Exempt Income Fund
Prospectus dated November 30, 2016	Prospectus dated September 30, 2016

Putnam Arizona	Putnam New York
Tax Exempt Income Fund	Tax Exempt Income Fund
Prospectus dated September 30, 2016	Prospectus dated March 30, 2016

Putnam California	Putnam Ohio
Tax Exempt Income Fund	Tax Exempt Income Fund
Prospectus dated January 30, 2016	Prospectus dated September 30, 2016

Putnam Massachusetts	Putnam Pennsylvania
Tax Exempt Income Fund	Tax Exempt Income Fund
Prospectus dated September 30, 2016	Prospectus dated September 30, 2016

Putnam Michigan	Putnam Tax Exempt Income Fund
Tax Exempt Income Fund	Prospectus dated January 30, 2016
Prospectus dated September 30, 2016
Putnam Tax-Free High Yield Fund
Putnam Minnesota	Prospectus dated November 30, 2016
Tax Exempt Income Fund
Prospectus dated September 30, 2016

_______________________________________________________________

The sub-section Your fund’s management in the section Fund summary or Fund summaries and the sub-section The fund’s investment manager or The funds’ investment manager in the section Who oversees and manages the fund? or Who oversees and manages the funds? are supplemented to reflect that each fund’s portfolio managers are now Paul Drury and Garrett Hamilton, CFA.

Mr. Hamilton, who joined each fund in December 2016, has been employed by Putnam since 2016 as a Portfolio Manager. Prior to joining Putnam, Mr. Hamilton was a Portfolio Manager at BNY Mellon from 2010 to 2016.

Additional information regarding Mr. Drury, including his business experience during the last five years, is set forth in each fund’s prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in each fund.

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Statement of Additional Information Supplement	December 31, 2016

Putnam AMT-Free Municipal Fund
Statement of Additional Information dated November 30, 2016

Putnam Arizona Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam California Tax Exempt Income Fund
Statement of Additional Information dated January 30, 2016

Putnam Massachusetts Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam Michigan Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam Minnesota Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam New Jersey Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam New York Tax Exempt Income Fund
Statement of Additional Information dated March 30, 2016

Putnam Ohio Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam Pennsylvania Tax Exempt Income Fund
Statement of Additional Information dated September 30, 2016

Putnam Tax Exempt Income Fund
Statement of Additional Information dated January 30, 2016

Putnam Tax-Free High Yield Fund
Statement of Additional Information dated November 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that each fund’s portfolio managers are now Paul Drury and Garrett Hamilton, CFA. These sub-sections are also supplemented with regards solely to Mr. Hamilton as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio manager managed as of November 30, 2016. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
	Other SEC-registered		Other accounts that pool		account programs and
	open-end and closed-end		assets from more than		single-sponsor defined
Portfolio manager	funds		one client		contribution plan offerings)

	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Garrett Hamilton	0	$0	0	$0	0	$0

Ownership of securities

The dollar range of shares of each fund owned by the portfolio manager as of November 30, 2016, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Garrett Hamilton	$0

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